Restatement of prior period financial statements	6 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Restatement of prior period financial statements
Note 18 - Restatement of prior period unaudited interim financial statements
Prior Restatement
In connection with the preparation of our consolidated financial statements as of and for the year ended December 31, 2023, management identified various misstatements in our previously issued 2021 and 2022 annual financial statements and 2023 interim financial statements. In these Unaudited Condensed Consolidated Financial Statements, the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) and the Unaudited Condensed Consolidated Statement of Cash Flows (as restated) for the six months ended June 30, 2023, have been restated to align to the revisions during 2023 to correct for the carryforward impacts of the misstatements in our previously issued 2021 and 2022 annual financial statements. The errors relate to the following categories of misstatements:
(i) Inventories
The errors identified in the Inventories category encompass errors relating to incorrect valuation, classification, recognition, and allocation of costs associated with inventory. The most significant errors in this category include the incorrect treatment of certain launch costs, capitalization of inventory cost allocation, failed sale/lease transactions, and vehicles with repurchase obligations. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) of the inventory related error corrections was an increase in the loss by $23,662.
(ii) Accruals and Deferrals
The errors identified in the Accruals and Deferrals category encompass errors relating to the recognition and measurement of accruals and deferrals. These errors include both the understatement and overstatement of accruals and deferrals before the issuance of the financial statements, despite the availability of accurate information. The most significant transactions in this category include incorrect warranty accrual release, over accrual of operating expenses in North America and timing of revenue recognition and deferred revenue related to vehicle subscription services. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) of the accrual and deferral related error corrections was an increase in the loss by $10,711.
(iii) Capitalization of expenses
The errors identified in the Capitalization of Expenses category encompass errors relating to expenses that were erroneously capitalized as an asset and vice-versa. The most significant transactions in this category include incorrect recognition of certain assets in China, and the incorrect capitalization of manufacturing engineering expenses as an intangible asset related to services provided to certain contract manufacturing facilities. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) of the capitalization related error corrections was a reduction of the loss of $10,376.
(iv) Other - Reclassifications
The errors identified in the Other - Reclassifications category encompass errors arising from misallocations of assets and liabilities between different financial statement captions and misallocations of assets and liabilities between current and non-current. The most significant adjustments in this category include non-current reclassification misstatements related to certain buyback liabilities, an error in lease asset and liability in the United Kingdom, a reclassification of internally developed IP to software, and a reclassification of goods received not invoiced from trade payables to other current liabilities. There is a marginal impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) due to reclassifications relating to lease expense reversals upon the reclassification of a lease liability to a financing obligation in Korea.
(v) Deferred Taxes and Income Taxes
The errors identified in the Deferred Taxes and Income Taxes category encompass errors relating to the recognition, measurement, and reporting of the Group’s deferred tax assets, deferred tax liabilities, and income tax expenses. These errors include improper estimation of deferred tax amounts, errors in tax calculations, and errors pertaining to the treatment of value added tax. The most significant transactions in this category include incorrect recognition of deferred tax assets and deferred liabilities at the Sweden tax rate, instead of the local market rate, and incorrect recording of deferred taxes and income tax expense in North America resulting from the other misstatement categories explained. The tax impact of all misstatement corrections has also been recognized. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) of the tax related error corrections and the tax effect of the other error corrections was an increase in the loss of $4,330.

Current Restatement
Subsequent to the issuance of the Unaudited Condensed Consolidated Financial Statements included within the Form 6-K for the six months ended June 30, 2024, management identified misstatements in connection with the preparation of our Consolidated Financial Statements as of and for the year ended December 31, 2024 that warranted the restatement of the interim 2024 Unaudited Condensed Consolidated Financial Statements. The Current Restatement relates to the following misstatements:
(vi) Unique Tooling Assets Under Construction
This error is the primary reason for the restatement decision. The Company owns unique tooling which is used in the manufacturing of its vehicles. This unique tooling had previously been recognized as property, plant and equipment once either the production standard part process test is conducted or production utilizing the unique vendor tools has occurred, whichever is earlier. Management determined due to contractual terms that certain unique tooling should have instead been recognized as assets under construction (“AUC”) in the Property, plant, and equipment financial statement caption according to the progression of work, resulting in a material understatement of AUC and a corresponding understatement of Other current liabilities in the Unaudited Condensed Consolidated Statement of Financial Position as of June 30, 2024 in the amount of $8,093. The reconsideration of the AUC recognition changes the timing of recognizing AUC but does not change the expected total amount of property, plant, and equipment to be acquired. There is no impact on the interim 2024 and 2023 Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss as a result of the AUC misstatement.
(vii) Reclassification of Cash Flows
There was a classification error between investing and operating activities in the Unaudited Condensed Statement of Cash Flows related to cash paid for intellectual property (IP). While this error had no impact to the interim 2024 and 2023 Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss, it led to an overstatement of cash used for investing activities and an understatement of cash used for operating activities in the amount of $93,141 for the six months ended June 30, 2024. This error had no impact on the Unaudited Condensed Statement of Cash Flows for the six months ended June 30, 2023.
(viii) Other – Reclassifications
The errors identified in the Other – Reclassification category encompass errors arising from misallocations of assets and liabilities between different financial statement captions, misallocations of assets and liabilities between current and non-current and misallocations of revenue and expenses. There is no resulting impact on the net loss or total comprehensive net loss included in the interim 2024 and 2023 Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss, respectively, from correcting these errors.
(ix) Other – Miscellaneous
The errors identified in the Other – Miscellaneous category encompass several insignificant errors that were corrected as part of the restatement process. These errors have an immaterial impact on the interim 2024 and 2023 Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss. The errors in this category relate to vehicles with repurchase obligations errors, tax calculation errors, as well as both the understatement and overstatement of accruals and other provisions.
The tables below present the effect of the correction of the misstatements on the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) for the six months ended June 30, 2024, and June 30, 2023, Unaudited Condensed Consolidated Statement of Financial Position (as restated) as of June 30, 2024, and Unaudited Condensed Consolidated Statement of Cash Flows (as restated) for the six months ended June 30, 2024, and June 30, 2023.

Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss for the six months ended June 30, 2024

Particulars	As originally filed on September 30, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Revenue	905,813	3,434	909,247	(viii), (ix)
Cost of sales	(933,111)	578	(932,533)	(viii), (ix)
Gross (loss) profit	$(27,298)	$4,012	$(23,286)
Selling, general and administrative expense	(437,840)	(12,625)	(450,465)	(viii), (ix)
Research and development expense	(23,345)	(967)	(24,312)	(viii), (ix)
Other operating income, net	24,034	(2,121)	21,913	(ix)
Operating loss	$(464,449)	$(11,701)	$(476,150)
Finance income	5,606	2,471	8,077	(ix)
Finance expense	(201,427)	2,149	(199,278)	(ix)
Fair value change - Earn-out rights	139,638	—	139,638
Fair value change - Class C Shares	2,500	—	2,500
Share of losses in associates	(4,350)	—	(4,350)
Loss before income taxes	$(522,482)	$(7,081)	$(529,563)
Income tax expense	(17,003)	2,688	(14,315)	(ix)
Net loss	$(539,485)	$(4,393)	$(543,878)
Net loss per share (in U.S. dollars)

Class A - Basic and Diluted	(0.26)	—	(0.26)
Class B - Basic and Diluted	(0.26)	—	(0.26)
Consolidated Statement of Comprehensive Loss
Net loss	(539,485)	(4,393)	(543,878)
Other comprehensive (loss) income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(23,823)	16	(23,807)	(ix)
Total other comprehensive (loss) income	(23,823)	16	(23,807)
Total comprehensive loss	(563,308)	(4,377)	(567,685)

Unaudited Condensed Consolidated Statement of Financial Position as of June 30, 2024

Particulars	As originally filed on September 30, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Assets
Non-current assets
Intangible assets and goodwill	1,458,199	7,703	1,465,902	(viii)
Property, plant and equipment	547,098	9,771	556,869	(vi), (ix)
Vehicles under operating leases	69,178	334	69,512	(viii)
Other non-current assets	27,581	—	27,581
Deferred tax assets	31,759	5,299	37,058	(viii)
Other investments	2,285	—	2,285
Total non-current assets	$2,136,100	$23,107	$2,159,207
Current assets
Cash and cash equivalents	668,911	—	668,911
Trade receivables	145,823	511	146,334	(ix)
Trade receivables - related parties	38,242	—	38,242
Accrued income - related parties	34,135	—	34,135
Inventories	726,017	(11,988)	714,029	(viii)
Current tax assets	14,261	—	14,261
Other current assets	210,248	16,458	226,706	(viii)
Other current assets - related parties	2,904	—	2,904
Total current assets	$1,840,541	$4,981	$1,845,522
Total assets	$3,976,641	$28,088	$4,004,729
Equity
Share capital	(21,169)	—	(21,169)
Other contributed capital	(3,621,261)	(700)	(3,621,961)	(ix)
Foreign currency translation reserve	49,833	(387)	49,446	(viii), (ix)
Accumulated deficit	5,412,129	(6,544)	5,405,585	(viii), (ix)
Total equity	$1,819,532	$(7,631)	$1,811,901
Liabilities
Non-current liabilities
Non-current contract liabilities	(62,097)	2,446	(59,651)	(ix)
Deferred tax liabilities	(3,530)	—	(3,530)
Other non-current provisions	(97,772)	(26)	(97,798)	(ix)
Other non-current liabilities	(48,119)	(3,777)	(51,896)	(ix)

Earn-out liability	(15,764)	—	(15,764)
Non-current liabilities to credit institutions	(947,289)	11,072	(936,217)	(viii)
Other non-current interest-bearing liabilities	(43,248)	—	(43,248)
Other non-current interest-bearing liabilities - related parties	(1,384,056)	(16,039)	(1,400,095)	(viii)
Total non-current liabilities	$(2,601,875)	$(6,324)	$(2,608,199)
Current liabilities
Trade payables	(80,967)	—	(80,967)
Trade payables - related parties	(401,416)	(2,817)	(404,233)	(viii), (ix)
Accrued expenses - related parties	(208,296)	9,326	(198,970)	(viii), (ix)
Advance payments from customers	(18,694)	—	(18,694)
Current provisions	(87,097)	1,604	(85,493)	(ix)
Current liabilities to credit institutions	(1,536,819)	(2,512)	(1,539,331)	(ix)
Current tax liabilities	(7,149)	997	(6,152)	(viii)
Interest-bearing current liabilities	(16,857)	—	(16,857)
Interest-bearing current liabilities - related parties	(102,264)	12,294	(89,970)	(ix)
Current contract liabilities	(109,975)	58,882	(51,093)	(ix)
Class C Shares liability	(3,500)	—	(3,500)
Other current liabilities	(599,887)	(91,157)	(691,044)	(vi), (viii), (ix)
Other current liabilities - related parties	(21,377)	(750)	(22,127)	(ix)
Total current liabilities	$(3,194,298)	$(14,133)	$(3,208,431)
Total liabilities	$(5,796,173)	$(20,457)	$(5,816,630)
Total equity and liabilities	$(3,976,641)	$(28,088)	$(4,004,729)
Unaudited Condensed Consolidated Statement of Cash Flows as of June 30, 2024

Particulars	As originally filed on September 30, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Cash flows from operating activities
Net loss	(539,485)	(4,393)	(543,878)	(ix)
Adjustments to reconcile net loss to net cash flows:	—	—	—
Depreciation and amortization expense	22,371	398	22,769	(viii)
Warranty provisions	8,612	85	8,697	(ix)
Impairment of inventory	27,132	4,550	31,682	(ix)
Finance income	(5,606)	(2,471)	(8,077)	(ix)
Finance expense	201,427	(2,149)	199,278	(viii), (ix)
Fair value change - Earn-out rights	(139,638)	—	(139,638)
Fair value change - Class C Shares	(2,500)	—	(2,500)
Income tax expense	17,003	(2,688)	14,315	(ix)
Share of losses in associates	4,350	—	4,350
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	—	—	—
Litigation provisions	—	2,784	2,784	(ix)
Other provisions	13,321	2,505	15,826	(ix)
Unrealized exchange gain on trade payables	(5,629)	—	(5,629)
Other non-cash expense and income	6,627	1,000	7,627	(ix)
Change in operating assets and liabilities:	—	—	—
Inventories	163,488	(2,675)	160,813	(viii), (ix)
Contract liabilities	1,913	22,291	24,204	(viii)

Trade receivables, prepaid expenses, and other assets	115,560	(16,937)	98,623	(viii), (ix)
Trade payables, accrued expenses, and other liabilities	97,113	(100,309)	(3,196)	(vii), (viii), (ix)
Interest received	5,606	—	5,606
Interest paid	(146,199)	—	(146,199)
Taxes paid	(15,128)	—	(15,128)
Cash used for operating activities	$(169,662)	$(98,009)	$(267,671)
Cash flows from investing activities
Additions to property, plant, and equipment	(83,884)	—	(83,884)
Additions to intangible assets	(236,935)	103,886	(133,049)	(vii), (ix)
Additions to investment in associates	(34,300)	—	(34,300)
Additions to other non-current assets	—	(21,490)	(21,490)	(viii)
Proceeds from sale of property, plant, and equipment	34	—	34
Cash used for investing activities	$(355,085)	$82,396	$(272,689)
Cash flows from financing activities
Change in restricted deposits	(20,369)	20,369	—	(viii)
Proceeds from short-term borrowings	394,640	(6,220)	388,420	(viii), (ix)
Proceeds from long-term borrowings	950,632	2,122	952,754	(viii)
Repayments of borrowings	(867,249)	—	(867,249)
Repayments of lease liabilities	(12,534)	—	(12,534)
Cash provided by financing activities	$445,120	$16,271	$461,391
Effect of foreign exchange rate changes on cash and cash equivalents	(20,389)	5	(20,384)	(ix)
Net (decrease) increase in cash and cash equivalents	$(100,016)	$663	$(99,353)	(ix)
Cash and cash equivalents at the beginning of the period	$768,927	$(663)	$768,264	(ix)
Cash and cash equivalents at the end of the period	$668,911	$—	$668,911
Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss for the six months ended June 30, 2023

Particulars	As originally filed on September 30, 2024	Restatement in withdrawn financial statements	As originally restated	Restatement adjustments for Amended 6-K	As Restated	Prior Restatement Reference	Current Restatement Reference
Revenue	1,231,265	6,370	1,237,635	(1,270)	1,236,365	(i),(ii),(iv)	(viii)
Cost of sales	(1,213,654)	(2,366)	(1,216,020)	1,270	(1,214,750)	(i),(ii),(iii),(iv)	(viii)
Gross profit	$17,611	$4,004	$21,615	$—	$21,615
Selling, general and administrative expense	(448,632)	(25,975)	(474,607)	—	(474,607)	(i),(ii),(iv)
Research and development expense	(81,311)	(1,739)	(83,050)	—	(83,050)	(ii),(iii)
Other operating expense, net	38,581	(22)	38,559	—	38,559	(i)
Operating loss	$(473,751)	$(23,732)	$(497,483)	$—	$(497,483)
Finance income	12,489	—	12,489	—	12,489
Finance expense	(90,516)	(2,140)	(92,656)	(2,307)	(94,963)	(i),(iv)	(ix)

Fair value change - Earn-out rights	232,995	—	232,995	—	232,995
Fair value change - Class C Shares	10,750	—	10,750	—	10,750
Loss before income taxes	$(308,033)	$(25,872)	$(333,905)	$(2,307)	$(336,212)
Income tax expense	(5,002)	(1,923)	(6,925)	1,594	(5,331)	(iv),(v)	(viii), (ix)
Net loss	$(313,035)	$(27,795)	$(340,830)	$(713)	$(341,543)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.15)	(0.01)	(0.16)	—	(0.16)
Class B - Basic and Diluted	(0.15)	(0.01)	(0.16)	—	(0.16)

Consolidated Statement of Comprehensive Loss

Net loss	(313,035)	(27,795)	(340,830)	(713)	(341,543)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(26,735)	(923)	(27,658)	156	(27,502)	(i), (ii), (iii), (iv), (v)	(ix)
Total other comprehensive (loss) income	(26,735)	(923)	(27,658)	156	(27,502)
Total comprehensive loss	$(339,770)	$(28,718)	$(368,488)	$(557)	$(369,045)
Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2023

Particulars	As originally filed on September 30, 2024	Restatement in withdrawn financial statements	As originally restated	Restatement adjustments for Amended 6-K	As Restated	Prior Restatement Reference	Current Restatement Reference
Cash flows from operating activities
Net loss	(313,035)	(27,795)	(340,830)	(713)	(341,543)	(i), (ii), (iii), (iv), (v)	(ix)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	57,074	(3,870)	53,204	—	53,204	(i), (ii), (iii)
Warranties	36,003	(1,384)	34,619	(3)	34,616	(i)	(ix)
Impairment of inventory	11,795	—	11,795	—	11,795
Finance income	(12,489)	-	(12,489)	—	(12,489)
Finance expense	90,516	2,140	92,656	2,307	94,963	(i), (iv)	(viii), (ix)

Fair value change - Earn-out rights	(232,995)	-	(232,995)	—	(232,995)
Fair value change - Class C Shares	(10,750)	-	(10,750)	—	(10,750)
Income tax expense	5,002	1,923	6,925	(1,594)	5,331	(iv), (v)	(viii), (ix)
Disposals and derecognition of property plant and equipment and intangible assets	—	2,070	2,070	—	2,070	(iv)
Other provisions	-	14,873	14,873	—	14,873	(iv)
Unrealized Exchange Gain/Loss Operating Payables	-	(5,022)	(5,022)	—	(5,022)	(iv)
Other non-cash expense and income	19,252	(11,855)	7,397	—	7,397	(iv)
Change in operating assets and liabilities:	—	—	—	—	—
Inventories	(206,373)	17,172	(189,201)	—	(189,201)	(i), (iii), (iv)
Contract liabilities	24,673	(3,510)	21,163	5,792	26,955	(i), (ii), (iv)	(viii)
Trade receivables, prepaid expenses, and other assets	72,372	(3,684)	68,688	(8,354)	60,334	(i), (iv)	(viii)
Trade payables, accrued expenses, and other liabilities	(154,206)	19,440	(134,766)	(3,939)	(138,705)	(i), (ii), (iii), (iv)	(viii), (ix)
Interest received	12,489	—	12,489	—	12,489
Interest paid	(48,667)	-	(48,667)	—	(48,667)
Taxes paid	(11,401)	-	(11,401)	—	(11,401)
Cash used for operating activities	$(660,740)	$498	$(660,242)	$(6,504)	$(666,746)
Cash flows from investing activities
Additions to property, plant, and equipment	(42,948)	—	(42,948)	—	(42,948)
Additions to intangible assets	(239,850)	1,920	(237,930)	—	(237,930)	(iii)
Proceeds from the sale of property, plant and equipment	1,710	—	1,710	—	1,710
Cash used for investing activities	$(281,088)	$1,920	$(279,168)	$—	$(279,168)
Cash flows from financing activities
Proceeds from short-term borrowings	1,671,964	—	1,671,964	6,417	1,678,381		(viii)
Principal repayments of short-term borrowings	(598,953)	-	(598,953)	—	(598,953)
Principal repayments of lease liabilities	(9,045)	(2,526)	(11,571)	—	(11,571)	(i), (iv)
Cash provided by financing activities	$1,063,966	$(2,526)	$1,061,440	$6,417	$1,067,857
Effect of foreign exchange rate changes on cash and cash equivalents	(38,603)	108	(38,495)	87	(38,408)	(i), (ii), (iii), (iv), (v)	(ix)
Net (decrease) increase in cash and cash equivalents	$83,535	$—	$83,535	$—	$83,535

Cash and cash equivalents at the beginning of the period	$973,877	$—	$973,877	$—	$973,877
Cash and cash equivalents at the end of the period	$1,057,412	$—	$1,057,412	$—	$1,057,412